Debt for Forward Share Purchase Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt for Forward Share Purchase Agreements

8. DEBT FOR FORWARD SHARE PURCHASE AGREEMENTS

As of March 31, 2020, the Company’s debt for forward share purchase agreements amounted to $31.5 million and accrued interest amounted to $163,000.

Greenhaven

On September 27, 2019, the Company and Greenhaven Road Capital Fund 1, LP, a Delaware limited partnership (“Greenhaven Fund 1”), and Greenhaven Road Capital Fund 2, LP, a Delaware limited partnership (“Greenhaven Fund 2” and together with Greenhaven Fund 1, “Greenhaven”) entered into a forward share purchase agreement (the “Greenhaven Purchase Agreement”) pursuant to which the Company agreed to purchase the shares of its common stock into which Rights of the Company held by Greenhaven and any additional Rights that Greenhaven acquired, converted into shares upon the closing of the Business Combination as amended as of December 13, 2019 at the following prices: (1) $11.00 per share for the first 196,195 shares sold to the Company; (2) $10.70 per share for the next 250,000 shares sold to the Company; and (3) $10.50 per share for the next 550,000 shares sold to the Company. The Company agreed to purchase the shares on the later of the sixtieth day after the Closing of the Business Combination or January 1, 2020 (the “Greenhaven Purchase Closing Date”).

In exchange for Kaleyra, Inc.’s commitment to acquire the shares on the Greenhaven Purchase Closing Date, each of Greenhaven Fund 1 and Greenhaven Fund 2 agreed to continue to hold, and not to offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of Kaleyra, Inc. and including any short sales involving any of Kaleyra, Inc.’s securities), the Rights (including any additional Rights) held by Greenhaven, and any shares that such Rights (including any additional Rights) converted into, until the Greenhaven Purchase Closing Date, including not to tender the Rights (or any additional Rights) to Kaleyra, Inc. in response to any tender offer that Kaleyra, Inc. may commence for the Rights. As amended on December 13, 2019, notwithstanding anything to the contrary herein, the parties agreed that Greenhaven shall after the closing of the Business Combination have the right but not the obligation to sell its shares that the Rights converted into in blocks of at least 25,000 shares (the “Minimum Block Size Condition”) in the open market if the sale price exceeds $8.50 per share, or, without meeting the Minimum Block Size Condition, Greenhaven shall have the right but not the obligation to sell any or all of its shares that the Rights converted into in the open market if the share price equals or exceeds $10.50 per share. In furtherance of the foregoing, Greenhaven shall have the right to sell such shares at any time provided that the price received by Greenhaven (not including any commissions due by Greenhaven for the sale) is at least $10.50 (or at least $8.50 if Greenhaven meets the Minimum Block Size Condition). In the event that Greenhaven sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that Greenhaven meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay Greenhaven in accordance with Greenhaven’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the Greenhaven Purchase Agreement shall prohibit Greenhaven from entering into a contract to purchase and/or sell warrants of Kaleyra, Inc.

On January 23, 2020, the Company entered into Amendment No. 3 to the Greenhaven Forward Share Purchase Agreement (the “Greenhaven Amendment”). The Greenhaven Amendment provides that Greenhaven has the right to put its subject shares to the Company on the following dates and at the following purchase prices: (i) $11.00 per share for up to 248,963 shares to be sold to the Company on February 21, 2020; and (ii) $11.70 per share for the next 700,000 shares to be sold to the Company on August 30, 2020. Greenhaven may continue to sell its subject shares in the open market, at its sole discretion, as long as the sales price is above $8.50 per share. On February 20, 2020, the Company repurchased an aggregate of 235,169 of its common stock for $2.6 million. In addition, the Company paid Greenhaven $152,000 for the 60,996 shares that Greenhaven sold on the open market representing the amount at which the $11.00 exceeded the selling price. On August 30, 2020, the Company shall pay Greenhaven an amount equal to (1) the number of shares (including any Additional Shares) sold by Greenhaven in the open market between February 21, 2020 and August 30, 2020 multiplied by (2) the amount by which $11.70 exceeds the sale price per share.

As of March 31, 2020, the Company’s debt in connection with the Greenhaven Purchase Agreement amounted to $8.2 million.

Kepos Alpha Fund

On October 1, 2019, the Company and Kepos Alpha Fund L.P., a Cayman Islands limited partnership (“KAF”), entered into a forward share purchase agreement (“KAF Purchase Agreement”) pursuant to which the Company agreed to purchase the shares of common stock of the Company into which the Rights of the Company held by KAF, including any additional Rights that KAF acquired, converted into upon the closing of the Business Combination. The KAF Purchase Agreement was amended the following day to provide that the total number of additional Rights that KAF may acquire is 3,750,000 Rights. As amended December 13, 2019, the KAF Purchase Agreement provides that the Company would purchase such shares at the following price: (1) $10.70 per share for the first 102,171 shares sold to the Company; and (2) $10.50 per share for the next 93,676 shares sold to the Company. The Company agreed to purchase the shares on the earlier of the sixtieth day after the Business Combination or February 15, 2020 (the “KAF Purchase Closing Date”).

In exchange for the Company’s commitment to acquire the shares on the KAF Purchase Closing Date, KAF agreed to continue to hold, and not to offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of Kaleyra, Inc. and including any short sales involving any of the Company’s securities), the Rights (including any additional Rights) held by KAF, and any shares that such Rights (including any additional Rights) converted into, until the KAF Purchase Closing Date, including not to tender the Rights (or any additional Rights) to the Company in response to any Tender Offer that the Company may commence for the Rights. As amended on December 13, 2019, notwithstanding anything to the contrary herein, the parties agreed that KAF shall after the closing of the Business Combination have the right but not the obligation to sell its shares that the Rights converted into in blocks of at least the Minimum Block Size Condition in the open market if the sale price exceeds $8.50 per share, or, without meeting the Minimum Block Size Condition, KAF shall have the right but not the obligation to sell any or all of its shares that the Rights converted into in the open market if the share price equals or exceeds $10.50 per share. In furtherance of the foregoing, KAF shall have the right to sell such shares at any time provided that the price received by KAF (not including any commissions due by KAF for the sale) is at least $10.50 (or at least $8.50 if KAF meets the Minimum Block Size Condition). In the event that KAF sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that KAF meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay KAF in accordance with KAF’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the KAF Purchase Agreement shall prohibit KAF from entering into a contract to purchase and/or sell warrants of the Company.

On January 23, 2020, the Company entered into Amendment No. 3 to the KAF Forward Share Purchase Agreement and on April 7, 2020, the Company entered into Amendment No. 4 (the “KAF Amendments”). According to the last amendment, KAF has the right to put its subject shares to the Company on May 7, 2020 at a purchase price of: (i) $10.92 per share for the first 46,137 shares sold to the Company; and (ii) $10.82 per share for the next 93,676 Shares sold to the Company (collectively, the “KAF Share Purchase Price”). In the event the closing occurs after May 7, 2020, the KAF Share Purchase Price shall increase for the 93,676 shares sold to Kaleyra by 1% per full month until the closing date. KAF may elect, in its sole and absolute discretion, to extend the date on which it exercises its put right to a date that is provided upon 10 calendar days’ written notice. The KAF Amendments further provide that KAF may sell its subject shares in the open market, at its sole discretion, as long as the sales price is above $7.00 per share. In the event that KAF sells any shares (including any Additional Shares) at a sale price of less than $10.92 per share for the first 46,137 shares and $10.82 per share for the next 93,676 shares, the Company shall pay KAF an amount equal to (A) the number of shares (including any Additional Shares) sold multiplied by (B) the amount by which $10.92 or $10.82, as applicable, exceeds the sale price per share. Should the Company fail to make this payment, the Company shall, without prejudice or limitation to any other remedies available to KAF in law or equity, pay a penalty on such amount due at the rate of 18% per annum from the due date until the date of payment in full.

From January 1, 2020 to March 31, 2020, KAF sold 6,034 shares on the open market.

As of March 31, 2020, the Company’s debt in connection with the KAF Purchase Agreement amounted to $2.1 million.

Yakira Capital Management

On November 19, 2019, the Company and Yakira Capital Management, Inc. (“Yakira”) entered into a forward share purchase agreement (the “Yakira Purchase Agreement”) pursuant to which (i) Yakira may elect to sell and transfer to the Company, and the Company will purchase shares of common stock of the Company held by Yakira at the Business Combination Date (the “Yakira Shares”), and (ii) the Company will purchase the shares of common stock of the Company into which the Rights held by Yakira (the “Yakira Rights Shares”) were converted upon the Business Combination Date. At the Business Combination Date, Yakira held 439,299 rights, and 1,084,150 Yakira Shares.

The Company agreed that it will purchase the Yakira Rights Shares from Yakira at $1.05 per Right (which reflects $10.50 per Yakira Rights Share) (the “Yakira Rights Share Purchase Price”) as soon as practicable on or after the later of the sixtieth day after the Business Combination Date or January 1, 2020 (the “Yakira Rights Shares Closing Date”). In exchange for the Company’s agreement to purchase the Yakira Rights Shares, Yakira agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge the Rights (including any transactions involving any derivative securities of Yakira and any Short Sales involving any of the Company’s securities), and any Yakira Rights Shares that the rights converted into, until the Yakira Rights Shares Closing Date, including not to tender the Rights to the Company in response to any Tender Offer that the Company may commence for the Rights.

Yakira has the right to terminate the agreement for the Company to purchase the Yakira Rights Shares, without penalty, commencing on the thirtieth day after the Business Combination Date and ending on the day prior to the Yakira Rights Shares Closing Date, by giving written notice to the Company, in which case it will not be restricted after such time with respect to its ability to dispose of the Yakira Rights Shares (subject to the restrictions against transactions involving any derivative securities of the Company and any Short Sales involving any of the Company’s securities).

Except as described below, Yakira also agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of the Company and any short sales involving any of the Company’s securities) the Yakira Shares prior to the six month anniversary of the Business Combination Date. Yakira further agreed to not redeem any of the Yakira Shares in conjunction with the Company’s stockholders’ approval of the Business Combination. Notwithstanding anything to the contrary herein, commencing on the day after the Business Combination Date, Yakira may sell the Yakira Shares in the open market as long as the sales price is above $10.50 per Yakira Share.

If Yakira still owns Yakira Shares as of the four-month anniversary of the Business Combination Date, Yakira may sell such Yakira Shares between the four-month anniversary and six month anniversary of the Business Combination Date to the Company for a per share price (the “Yakira Shares Purchase Price”) equal to (a) $10.5019, plus (b) $0.03 per share for each month (prorated for a partial month) following the Business Combination Date that Yakira has held the Yakira Shares. The closing of the sale of the Yakira Shares to the Company shall occur on the business day following the Company’s receipt of the Yakira Shares exercise notice (the “Yakira Shares Closing Date”). On the Yakira Shares Closing Date, Yakira shall deliver the Yakira Shares to the Company against receipt of the aggregate Yakira Shares Purchase Price, which shall be paid by wire transfer of immediately available funds from the escrow account described below. Yakira may instruct the Escrow Agent to release to Yakira an amount equal to the Shares Purchase Price multiplied by the number of Yakira Shares delivered to the Company from the escrow account on the Yakira Shares Closing Date for Yakira’s use without restriction.

Following the Business Combination Date, the Company deposited into an escrow account with the Escrow Agent, subject to an escrow agreement, with a nationally chartered bank the amount of $11,576,509 related to Yakira. The Company’s purchase of the Yakira Shares will be made with funds from the escrow account attributed to the Yakira Shares. In the event that Yakira sells any Yakira Shares as provided for above, it shall provide notice to the Company within three business days of such sale, and the Company may promptly release from the escrow account for its use without restriction an amount equal to the pro rata portion of the escrow account attributed to the Yakira Shares which Yakira has sold. In the event that Yakira chooses not to sell to the Company any Yakira Shares that it owns as of the six-month anniversary of the Business Combination Closing Date, the Company may promptly release all remaining funds from the escrow account for its use without restriction. In the event that the Yakira Shares Purchase Price paid on the Yakira Shares Closing Date is less than $10.6819 per Yakira Share, following payment of the Yakira Shares Purchase Price to Yakira, the Company and Yakira shall deliver joint written instructions to the Escrow Agent to release to Kaleyra from the remaining funds in the escrow account an amount equal to the difference between the Yakira Shares Purchase Price and $10.6819 per share multiplied by the number of Yakira Shares delivered by Yakira, and the Escrow Agent shall promptly disburse such amount to the Company in accordance with the payment instructions.

On February 7, 2020, the Yakira Purchase Agreement with Yakira was amended (the “First Yakira Amendment”). The First Yakira Amendment provides that the Company may be obligated to purchase some or all of the 43,930 Yakira Rights Shares if Yakira exercises an option to sell such shares to the Company at a purchase price of $10.93 per share (which is an increase from $10.50 per share) as soon as practicable on or after the six-month anniversary of the Business Combination Date.

On May 9, 2020, the Company entered into a second amendment to the Yakira Purchase Agreement (the “Second Amendment”). The Second Amendment provides that the Company will purchase from Yakira its 43,930 Rights Shares as soon as practicable on or after December 31, 2020.

Nothing in the Yakira Purchase Agreement prohibits or restricts Yakira with respect to the purchase or sale of the Company’s warrants.

As of March 31, 2020, the Company’s debt in connection with the Yakira Purchase Agreement amounted to $12.1 million. On May 12, 2020, Yakira gave notice to the Company that it was electing to sell and transfer to the Company all of the 1,084,150 Yakira Shares, and the purchase price for such sale and transfer is $11,580,782.

Glazer Capital, LLC

On November 19, 2019, the Company and Glazer Capital, LLC (“Glazer”) entered into a forward share purchase agreement (the “Glazer Purchase Agreement”) pursuant to which Glazer may elect to sell and transfer to the Company, and the Company will purchase the shares of the common stock of the company held by Glazer ( the “Glazer Shares”) at a price of $10.6819 per share (the “Glazer Shares Purchase Price”). Glazer shall notify the Company in writing five business days prior to the six month anniversary of the Business Combination Date if it is not exercising its right to sell the Glazer Shares to the Company; otherwise, absent written notification to the contrary, Glazer shall be deemed to have exercised its right to sell all of its Glazer Shares to the Company. The Company will purchase the Glazer Shares from Glazer on the six-month anniversary of the closing of the Business Combination (the “Glazer Shares Closing Date”). As of the Business Combination Date, Glazer held 922,933 shares of common stock.

In exchange for the Company’s commitment to purchase the Glazer Shares on the Glazer Shares Closing Date, Glazer agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of the Company and any Short Sales involving any of the Company’s securities) the Glazer Shares prior to the six month anniversary of the Business Combination Date. Glazer further agreed that it will not redeem any of the Glazer Shares in conjunction with the Company’s stockholders’ approval of the Business Combination. As amended on December 13, 2019, notwithstanding anything to the contrary herein, the parties agreed that Glazer shall, commencing on the day after the Business Combination Closing Date, have the right but not the obligation to sell its shares (including any Additional Shares) in blocks of at least the Minimum Block Size Condition in the open market if the sale price exceeds $8.50 per share prior to payment of any commissions due by Glazer for the sale, or, without meeting the Minimum Block Size Condition, Glazer shall have the right but not the obligation to sell any or all of its Shares (including any Additional Shares) in the open market if the sale price exceeds $10.50 per share prior to payment of any commissions due by Glazer for such sale. Glazer shall give written notice to the Company of any sale of shares (including any Additional Shares) within three (3) Business Days following the date of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $10.50 per share (or greater than $8.50 per Share provided that Glazer meets the Minimum Block Size Condition) prior to the payment of any commissions due by Glazer for the sale.

Simultaneously with the closing of the Business Combination, the Company deposited $9,858,678 which is the aggregate amount necessary to purchase the Glazer Shares, into an escrow account with Continental Stock Transfer and Trust Company (the “Escrow Agent”), subject to the terms of an escrow agreement. The Company’s purchase of the Glazer Shares will be made with funds from the escrow account attributed to the Glazer Shares. In the event that Glazer sells any Glazer Shares as provided for above, it shall provide notice to the Company within three business days of such sale, and Glazer shall instruct the Escrow Agent to release from the escrow account for the Company’s use without restriction an amount equal to the pro rata portion of the escrow attributed to the Glazer Shares which Glazer has sold. In the event that Glazer chooses not to sell to the Company any Glazer Shares that it owns as of the six-month anniversary of the Business Combination Date, Glazer shall instruct the Escrow Agent to release all remaining funds from the escrow account for the Company’s use without restriction.

Notwithstanding the Company’s commitment to deposit funds into the escrow account for the purchase of the Glazer Shares, Kaleyra, Inc. shall use its best efforts to enter into a letter of credit agreement for the issuance of a standby letter of credit for the benefit of Glazer with a bank acceptable to Glazer (the “Issuing Bank”) as soon as possible to replace the escrow account. When the letter of credit agreement is entered into, Glazer will instruct the Escrow Agent to deposit the funds held in the escrow account into the collateral account with the Issuing Bank. Concurrently with the execution of the letter of credit agreement, the Issuing Bank shall issue the letter of credit for the benefit of Glazer in the amount of the escrow account. Glazer shall drawdown from the letter of credit to satisfy the payment due to Glazer by the Company for the purchase of the Glazer Shares. In the event that Glazer sells any Glazer Shares pursuant to the sales price restriction set forth above, it shall provide notice to the Company and the Issuing Bank within three business days of such sale, and the Issuing Bank shall release from the collateral account an amount equal to the number of Glazer Shares sold multiplied by $10.6819 to the Company for the Company’s use without restriction, with a corresponding reduction in the amount of the letter of credit. In the event that Glazer elects not to sell to the Company any Glazer Shares, the Issuing Bank shall release all funds in the collateral account to the Company for the Company’s use without restriction and terminate the letter of credit. On January 7, 2020 the Company entered into a Letter of Credit and Reimbursement agreement with EagleBank for the benefit of Glazer and $9.3 million of funds were transferred from the escrow account to a collateral account with EagleBank as collateral for the Letter of Credit and Reimbursement agreement.

Nothing in the Glazer Purchase Agreement prohibits or restricts Glazer with respect to the purchase or sale of the Company’s warrants.

From January 1, 2020 to March 31, 2020, Glazer sold 5,800 shares on the open market and the Company paid Glazer $15,000 representing the amount at which $10.50 exceeded the selling price.

As of March 31, 2020, the Company’s debt in connection with the Glazer Purchase Agreement amounted to $9.2 million.

Nomura Global Financial Products

On October 31, 2019, the Company entered into an agreement (the “Confirmation”) with Nomura Global Financial Products, Inc. (“NGFP”) for an OTC Equity Prepaid Forward Transaction (the “Forward Transaction”). Pursuant to the terms of the Confirmation, NGFP agreed to waive any redemption right that would require the redemption of shares that it holds at the Business Combination Date in exchange for a pro rata amount of the funds held in the Trust Account provided that the Business Combination date occurred prior to December 12, 2019. Rather, NGFP, at its sole discretion, may either sell such shares in one or more transactions, publicly or privately, at a market price of at least $10.50 per share, or hold such shares for a period of time following the consummation of the Business Combination, at which time the Company will be required to purchase from NGFP, and NGFP will be required to sell to the Company, any such shares not otherwise previously sold by NGFP. The Confirmation provides that the Forward Transaction with NGFP is for up to 2,000,000 shares of common stock. The actual number of shares held by NGFP at the Business Combination Date was 1,623,000 shares of common stock (the “Subject Shares”).

The Confirmation provided that following the closing of the Business Combination, the Company transferred from the Trust Account an amount equal to (a) the aggregate number of the Subject Shares held by NGFP, multiplied by (b) the per share redemption price for shares of common stock out of the Trust Account (the “Forward Price”) (such actual aggregate cash amount, the “Prepayment Amount”), as a partial prepayment to NGFP of the amount to be paid to NGFP in settlement of the Forward Transaction upon the Valuation Date (as defined below) for the number of shares owned by NGFP at the closing of the Business Combination. The amount of the Prepayment Amount transferred to NGFP on November 25, 2019 was $17,044,584.

After the Business Combination Date, NGFP may sell the Subject Shares at its sole discretion in one or more transactions, publicly or privately, at any time prior to the Original Valuation Date or Extended Valuation Date (each as defined below, and each a “Valuation Date”) at a price per Subject Share not less than the Forward Price. Any Subject Shares sold by NGFP during the term of the Transaction will cease to be Subject Shares. NGFP will give written notice to the Company of any sale of Subject Shares by NGFP within two business days of the date of such sale, such notice to include the date of the sale, the number of Subject Shares sold, and confirmation that the sale price per Subject Share was not less than the Forward Price.

After the Business Combination Date, NGFP may also buy and sell additional shares for its own account or on behalf of third parties, and the pricing limitation set forth in the prior paragraph will not apply to any shares purchased after the closing of the Business Combination.

On each quarterly anniversary of the Business Combination Date (any such date, a “Cash Settlement Date”), NGFP will terminate the transaction in whole or in part by reducing the number of Subject Shares for the Forward Transaction (the reduction being “Terminated Shares”). The number of Terminated Shares with respect to any Cash Settlement Date will equal the number of Subject Shares sold by NGFP since the prior Cash Settlement Date (or with respect to the first Cash Settlement Date, the closing of the Business Combination). NGFP will notify the Company of the expected number of Terminated Shares not less than ten days prior to the applicable Cash Settlement Date. On each Cash Settlement Date, NGFP will pay the Company an amount equal to the product of (A) the number of Terminated Shares and (B) the Forward Price. With effect from the Cash Settlement Date, the remaining number of Subject Shares for the Forward Transaction will be reduced by the Terminated Shares.

The “Original Valuation Date” for the Forward Transaction will be the first anniversary of the closing of the Business Combination, provided that NGFP and the Company may, not later than ten days prior to the Original Valuation Date, agree, each in their sole discretion, to extend the Valuation Date to the second anniversary of the Business Combination (the “Extended Valuation Date”). At the Original Valuation Date or Extended Valuation Date, the Forward Transaction will be settled by NGFP delivering the remaining Subject Shares to the Company, and the Company paying NGFP an amount equal to the product of (x) the Forward Price, (y) the applicable Accrual Percentage (as defined below), and (z) the number of remaining Subject Shares. The “Accrual Percentage” is the product of (a) with respect to any settlement occurring on or before the Original Valuation Date, 2.75% per annum, and with respect to any settlement occurring after the Original Valuation Date, 3.50% per annum, and (b) the number of actual days divided by the number of days in a year beginning on the date of the Business Combination and ending on the applicable day of the settlement.

For the three months ended March 31, 2020, financial expense amounted to $117,000.

10. DEBT FOR FORWARD SHARE PURCHASE AGREEMENTS

As of December 31, 2019, the Company’s debt for forward share purchase agreements amounted to $34.1 million. Refer to Note 27—Subsequent Events for a description of amendments to forward share purchase agreements subsequent to year-end.

Greenhaven

On September 27, 2019, the Company and Greenhaven Road Capital Fund 1, LP, a Delaware limited partnership (“Greenhaven Fund 1”), and Greenhaven Road Capital Fund 2, LP, a Delaware limited partnership (“Greenhaven Fund 2” and together with Greenhaven Fund 1, “Greenhaven”) entered into a forward share purchase agreement (the “Greenhaven Purchase Agreement”) pursuant to which the Company agreed to purchase the shares of its common stock into which Rights of the Company held by Greenhaven and any additional Rights that Greenhaven acquired, converted into shares upon the closing of the Business Combination as amended as of December 13, 2019 at the following prices: (1) $11.00 per share for the first 196,195 shares sold to the Company; (2) $10.70 per share for the next 250,000 shares sold to the Company; and (3) $10.50 per share for the next 550,000 shares sold to the Company. The Company agreed to purchase the shares on the later of the sixtieth day after the Closing of the Business Combination or January 1, 2020 (the “Greenhaven Purchase Closing Date”).

In exchange for Kaleyra, Inc.’s commitment to acquire the shares on the Greenhaven Purchase Closing Date, each of Greenhaven Fund 1 and Greenhaven Fund 2 agreed to continue to hold, and not to offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of Kaleyra, Inc. and including any short sales involving any of Kaleyra, Inc.’s securities), the Rights (including any additional Rights) held by Greenhaven, and any shares that such Rights (including any additional Rights) converted into, until the Greenhaven Purchase Closing Date, including not to tender the Rights (or any additional Rights) to Kaleyra, Inc. in response to any tender offer that Kaleyra, Inc. may commence for the Rights. As amended on December 13, 2019, notwithstanding anything to the contrary herein, the parties agreed that Greenhaven shall after the closing of the Business Combination have the right but not the obligation to sell its shares that the Rights converted into in blocks of at least 25,000 shares (the “Minimum Block Size Condition”) in the open market if the sale price exceeds $8.50 per share, or, without meeting the Minimum Block Size Condition, Greenhaven shall have the right but not the obligation to sell any or all of its shares that the Rights converted into in the open market if the share price equals or exceeds $10.50 per share. In furtherance of the foregoing, Greenhaven shall have the right to sell such shares at any time provided that the price received by Greenhaven (not including any commissions due by Greenhaven for the sale) is at least $10.50 (or at least $8.50 if Greenhaven meets the Minimum Block Size Condition). In the event that Greenhaven sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that Greenhaven meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay Greenhaven in accordance with Greenhaven’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the Greenhaven Purchase Agreement shall prohibit Greenhaven from entering into a contract to purchase and/or sell warrants of Kaleyra, Inc.

As of December 31, 2019, the Company’s debt in connection with the Greenhaven Purchase Agreement amounted to $10.6 million.

Kepos Alpha Fund

On October 1, 2019, the Company and Kepos Alpha Fund L.P., a Cayman Islands limited partnership (“KAF”), entered into a forward share purchase agreement (“KAF Purchase Agreement”) pursuant to which the Company agreed to purchase the shares of common stock of the Company into which the Rights of the Company held by KAF, including any additional Rights that KAF acquired, converted into upon the closing of the Business Combination. The KAF Purchase Agreement was amended the following day to provide that the total number of additional Rights that KAF may acquire is 3,750,000 Rights. As amended December 13, 2019, the KAF Purchase Agreement provides that the Company would purchase such shares at the following price: (1) $10.70 per share for the first 102,171 shares sold to the Company; and (2) $10.50 per share for the next 93,676 shares sold to the Company. The Company agreed to purchase the shares on the earlier of the sixtieth day after the Business Combination or February 15, 2020 (the “KAF Purchase Closing Date”).

In exchange for the Company’s commitment to acquire the shares on the KAF Purchase Closing Date, KAF agreed to continue to hold, and not to offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of Kaleyra, Inc. and including any short sales involving any of the Company’s securities), the Rights (including any additional Rights) held by KAF, and any shares that such Rights (including any additional Rights) converted into, until the KAF Purchase Closing Date, including not to tender the Rights (or any additional Rights) to the Company in response to any Tender Offer that the Company may commence for the Rights. As amended on December 13, 2019, notwithstanding anything to the contrary herein, the parties agreed that KAF shall after the closing of the Business Combination have the right but not the obligation to sell its shares that the Rights converted into in blocks of at least the Minimum Block Size Condition in the open market if the sale price exceeds $8.50 per share, or, without meeting the Minimum Block Size Condition, KAF shall have the right but not the obligation to sell any or all of its shares that the Rights converted into in the open market if the share price equals or exceeds $10.50 per share. In furtherance of the foregoing, KAF shall have the right to sell such hares at any time provided that the price received by KAF (not including any commissions due by KAF for the sale) is at least $10.50 (or at least $8.50 if KAF meets the Minimum Block Size Condition). In the event that KAF sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that KAF meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay KAF in accordance with KAF’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the KAF Purchase Agreement shall prohibit KAF from entering into a contract to purchase and/or sell warrants of the Company.

As of December 31, 2019, the Company’s debt in connection with the KAF Purchase Agreement amounted to $2.1 million.

Yakira Capital Management

On November 19, 2019, the Company and Yakira Capital Management, Inc. (“Yakira”) entered into a forward share purchase agreement (the “Yakira Purchase Agreement”) pursuant to which (i) Yakira may elect to sell and transfer to the Company, and the Company will purchase shares of common stock of the Company held by Yakira at the Business Combination Date (the “Yakira Shares”), and (ii) the Company will purchase the shares of common stock of the Company into which the Rights held by Yakira (the “Yakira Rights Shares”) were converted upon the Business Combination Date. At the Business Combination Date, Yakira held 439,299 rights and 1,083,750 Yakira Shares.

The Company agreed that it will purchase the Yakira Rights Shares from Yakira at $1.05 per Right (which reflects $10.50 per Yakira Rights Share) (the “Yakira Rights Share Purchase Price”) as soon as practicable on or after the later of the sixtieth day after the Business Combination Date or January 1, 2020 (the “Yakira Rights Shares Closing Date”). In exchange for the Company’s agreement to purchase the Yakira Rights Shares, Yakira agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge the Rights (including any transactions involving any derivative securities of Yakira and any Short Sales involving any of the Company’s securities), and any Yakira Rights Shares that the rights converted into, until the Yakira Rights Shares Closing Date, including not to tender the Rights to the Company in response to any Tender Offer that the Company may commence for the Rights.

Yakira has the right to terminate the agreement for the Company to purchase the Yakira Rights Shares, without penalty, commencing on the thirtieth day after the Business Combination Date and ending on the day prior to the Yakira Rights Shares Closing Date, by giving written notice to the Company, in which case it will not be restricted after such time with respect to its ability to dispose of the Yakira Rights Shares (subject to the restrictions against transactions involving any derivative securities of the Company and any Short Sales involving any of the Company’s securities).

Except as described below, Yakira also agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of the Company and any short sales involving any of the Company’s securities) the Yakira Shares prior to the six month anniversary of the Business Combination Date. Yakira further agreed to not redeem any of the Yakira Shares in conjunction with the Company’s stockholders’ approval of the Business Combination. Notwithstanding anything to the contrary herein, commencing on the day after the Business Combination Date, Yakira may sell the Yakira Shares in the open market as long as the sales price is above $10.50 per Yakira Share.

If Yakira still owns Yakira Shares as of the four-month anniversary of the Business Combination Date, Yakira may sell such Yakira Shares between the four-month anniversary and six month anniversary of Business Combination Date to the Company for a per share price (the “Yakira Shares Purchase Price”) equal to (a) $10.5019, plus (b) $0.03 per share for each month (prorated for a partial month) following the Business Combination Date that Yakira has held the Yakira Shares. The closing of the sale of the Yakira Shares to the Company shall occur on the business day following the Company’s receipt of the Yakira Shares exercise notice (the “Yakira Shares Closing Date”). On the Yakira Shares Closing Date, Yakira shall deliver the Yakira Shares to the Company against receipt of the aggregate Yakira Shares Purchase Price, which shall be paid by wire transfer of immediately available funds from the escrow account described below. Yakira may instruct the Escrow Agent to release to Yakira an amount equal to the Shares Purchase Price multiplied by the number of Yakira Shares delivered to the Company from the escrow account on Yakira the Shares Closing Date for Yakira’s use without restriction.

Following the Business Combination Date, the Company deposited into an escrow account with the Escrow Agent, subject to an escrow agreement, with a nationally chartered bank the amount of $11,576,509 related to Yakira. The Company’s purchase of the Yakira Shares will be made with funds from the escrow account attributed to the Yakira Shares. In the event that Yakira sells any Yakira Shares as provided for above, it shall provide notice to the Company within three business days of such sale, and the Company may promptly release from the escrow account for its use without restriction an amount equal to the pro rata portion of the escrow account attributed to the Yakira Shares which Yakira has sold. In the event that Yakira chooses not to sell to the Company any Yakira Shares that it owns as of the six-month anniversary of the Business Combination Closing Date, the Company may promptly release all remaining funds from the escrow account for its use without restriction. In the event that the Yakira Shares Purchase Price paid on the Yakira Shares Closing Date is less than $10.6819 per Yakira Share, following payment of the Yakira Shares Purchase Price to Yakira, the Company and Yakira shall deliver joint written instructions to the Escrow Agent to release to Kaleyra from the remaining funds in the escrow account an amount equal to the difference between the Yakira Shares Purchase Price and $10.6819 per share multiplied by the number of Yakira Shares delivered by Yakira, and the Escrow Agent shall promptly disburse such amount to the Company in accordance with the payment instructions. On February 7, 2020, the agreement with Yakira was amended (see Note 27—Subsequent Events).

Nothing in the Yakira Purchase Agreement prohibits or restricts Yakira with respect to the purchase or sale of the Company’s warrants.

As of December 31, 2019, the Company’s debt in connection with the Yakira Purchase Agreement amounted to $12.0 million.

Glazer Capital, LLC

On November 19, 2019, the Company and Glazer Capital, LLC (“Glazer”) entered into a forward share purchase agreement (the “Glazer Purchase Agreement”) pursuant to which Glazer may elect to sell and transfer to the Company, and the Company will purchase the shares of the common stock of the company held by Glazer (the “Glazer Shares”) at a price of $10.6819 per share (the “Glazer Shares Purchase Price”). Glazer shall notify the Company in writing five business days prior to the six month anniversary of the Business Combination Date if it is not exercising its right to sell the Glazer Shares to the Company; otherwise, absent written notification to the contrary, Glazer shall be deemed to have exercised its right to sell all of its Glazer Shares to the Company. The Company will purchase the Glazer Shares from Glazer on the six-month anniversary of the closing of the Business Combination (the “Glazer Shares Closing Date”). As of the Business Combination Date, Glazer held 922,933 shares of common stock.

In exchange for the Company’s commitment to purchase the Glazer Shares on the Glazer Shares Closing Date, Glazer agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities of the Company and any Short Sales involving any of the Company’s securities) the Glazer Shares prior to the six month anniversary of the Business Combination Date. Glazer further agreed that it will not redeem any of the Glazer Shares in conjunction with the Company’s stockholders’ approval of the Business Combination. As amended on December 13, 2019, notwithstanding anything to the contrary herein, the parties agreed that Glazer shall, commencing on the day after the Business Combination Closing Date, have the right but not the obligation to sell its shares (including any Additional Shares) in blocks of at least the Minimum Block Size Condition in the open market if the sale price exceeds $8.50 per share prior to payment of any commissions due by Glazer for the sale, or, without meeting the Minimum Block Size Condition, Glazer shall have the right but not the obligation to sell any or all of its shares (including any Additional Shares) in the open market if the sale price exceeds $10.50 per share prior to payment of any commissions due by Glazer for such sale. Glazer shall give written notice to the Company of any sale of shares (including any Additional Shares) within three (3) Business Days following the date of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $10.50 per share (or greater than $8.50 per share provided that Glazer meets the Minimum Block Size Condition) prior to the payment of any commissions due by Glazer for the sale.

Simultaneously with the closing of the Business Combination, the Company deposited $9,858,678 which is the aggregate amount necessary to purchase the Glazer Shares, into an escrow account with Continental Stock Transfer and Trust Company (the “Escrow Agent”), subject to the terms of an escrow agreement. The Company’s purchase of the Glazer Shares will be made with funds from the escrow account attributed to the Glazer Shares. In the event that Glazer sells any Glazer Shares as provided for above, it shall provide notice to the Company within three business days of such sale, and Glazer shall instruct the Escrow Agent to release from the escrow account for the Company’s use without restriction an amount equal to the pro rata portion of the escrow attributed to the Glazer Shares which Glazer has sold. In the event that Glazer chooses not to sell to the Company any Glazer Shares that it owns as of the six-month anniversary of the Business Combination Date, Glazer shall instruct the Escrow Agent to release all remaining funds from the escrow account for the Company’s use without restriction.

Notwithstanding the Company’s commitment to deposit funds into the escrow account for the purchase of the Glazer Shares, Kaleyra, Inc. shall use its best efforts to enter into a letter of credit agreement for the issuance of a standby letter of credit for the benefit of Glazer with a bank acceptable to Glazer (the “Issuing Bank”) as soon as possible to replace the escrow account. When the letter of credit agreement is entered into, Glazer will instruct the Escrow Agent to deposit the funds held in the escrow account into the collateral account with the Issuing Bank. Concurrently with the execution of the letter of credit agreement, the Issuing Bank shall issue the letter of credit for the benefit of Glazer in the amount of the escrow account. Glazer shall drawdown from the letter of credit to satisfy the payment due to Glazer by the Company for the purchase of the Glazer Shares. In the event that Glazer sells any Glazer Shares pursuant to the sales price restriction set forth above, it shall provide notice to the Company and the Issuing Bank within three business days of such sale, and the Issuing Bank shall release from the collateral account an amount equal to the number of Glazer Shares sold multiplied by $10.6819 to the Company for the Company’s use without restriction, with a corresponding reduction in the amount of the letter of credit. In the event that Glazer elects not to sell to the Company any Glazer Shares, the Issuing Bank shall release all funds in the collateral account to the Company for the Company’s use without restriction and terminate the letter of credit. On January 7, 2020 the Company entered into a Letter of Credit and Reimbursement agreement with EagleBank for the benefit of Glazer and $9.3 million of funds were transferred from the escrow account to a collateral account with EagleBank as collateral for the Letter of Credit and Reimbursement agreement.

Nothing in the Glazer Purchase Agreement prohibits or restricts Glazer with respect to the purchase or sale of the Company’s warrants.

From November 26, 2019 to December 31, 3019 Glazer sold 53,040 shares on the open market.

As of December 31, 2019, the Company’s debt in connection with the Glazer Purchase Agreement amounted to $9.3 million.

Nomura Global Financial Products

On October 31, 2019, the Company entered into an agreement (the “Confirmation”) with Nomura Global Financial Products, Inc. (“NGFP”) for an OTC Equity Prepaid Forward Transaction (the “Forward Transaction”). Pursuant to the terms of the Confirmation, NGFP agreed to waive any redemption right that would require the redemption of shares that it holds at the Business Combination Date in exchange for a pro rata amount of the funds held in the Trust Account provided that the Business Combination date occurred prior to December 12, 2019. Rather, NGFP, at its sole discretion, may either sell such shares in one or more transactions, publicly or privately, at a market price of at least $10.50 per share, or hold such shares for a period of time following the consummation of the Business Combination, at which time the Company will be required to purchase from NGFP, and NGFP will be required to sell to the Company, any such shares not otherwise previously sold by NGFP. The Confirmation provides that the Forward Transaction with NGFP is for up to 2,000,000 shares of common stock. The actual number of shares held by NGFP at the Business Combination Date was 1,623,000 shares of common stock (the “Subject Shares”).

The Confirmation provided that following the closing of the Business Combination, the Company transferred from the Trust Account an amount equal to (a) the aggregate number of the Subject Shares held by NGFP, multiplied by (b) the per share redemption price for shares of common stock out of the Trust Account (the “Forward Price”) (such actual aggregate cash amount, the “Prepayment Amount”), as a partial prepayment to NGFP of the amount to be paid to NGFP in settlement of the Forward Transaction upon the Valuation Date (as defined below) for the number of shares owned by NGFP at the closing of the Business Combination. The amount of the Prepayment Amount transferred to NGFP on November 25, 2019 was $17,044,584.

After the Business Combination Date, NGFP may sell the Subject Shares at its sole discretion in one or more transactions, publicly or privately, at any time prior to the Original Valuation Date or Extended Valuation Date (each as defined below, and each a “Valuation Date”) at a price per Subject Share not less than the Forward Price. Any Subject Shares sold by NGFP during the term of the Transaction will cease to be Subject Shares. NGFP will give written notice to the Company of any sale of Subject Shares by NGFP within two business days of the date of such sale, such notice to include the date of the sale, the number of Subject Shares sold, and confirmation that the sale price per Subject Share was not less than the Forward Price.

After the Business Combination Date, NGFP may also buy and sell additional shares for its own account or on behalf of third parties, and the pricing limitation set forth in the prior paragraph will not apply to any shares purchased after the closing of the Business Combination.

On each quarterly anniversary of the Business Combination Date (any such date, a “Cash Settlement Date”), NGFP will terminate the transaction in whole or in part by reducing the number of Subject Shares for the Forward Transaction (the reduction being “Terminated Shares”). The number of Terminated Shares with respect to any Cash Settlement Date will equal the number of Subject Shares sold by NGFP since the prior Cash Settlement Date (or with respect to the first Cash Settlement Date, the closing of the Business Combination). NGFP will notify the Company of the expected number of Terminated Shares not less than ten days prior to the applicable Cash Settlement Date. On each Cash Settlement Date, NGFP will pay the Company an amount equal to the product of (A) the number of Terminated Shares and (B) the Forward Price. With effect from the Cash Settlement Date, the remaining number of Subject Shares for the Forward Transaction will be reduced by the Terminated Shares.

The “Original Valuation Date” for the Forward Transaction will be the first anniversary of the closing of the Business Combination, provided that NGFP and the Company may, not later than ten days prior to the Original Valuation Date, agree, each in their sole discretion, to extend the Valuation Date to the second anniversary of the Business Combination (the “Extended Valuation Date”). At the Original Valuation Date or Extended Valuation Date, the Forward Transaction will be settled by NGFP delivering the remaining Subject Shares to the Company, and the Company paying NGFP an amount equal to the product of (x) the Forward Price, (y) the applicable Accrual Percentage (as defined below), and (z) the number of remaining Subject Shares. The “Accrual Percentage” is the product of (a) with respect to any settlement occurring on or before the Original Valuation Date, 2.75% per annum, and with respect to any settlement occurring after the Original Valuation Date, 3.50% per annum, and (b) the number of actual days divided by the number of days in a year beginning on the date of the Business Combination and ending on the applicable day of the settlement.

For the year ended December 31, 2019, financial expense amounted to $46,000.